UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 79.6%
Consumer Discretionary 15.1%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		140,000	140,700
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	930,325
4.125%, 3/30/2020		310,000	310,837
AMC Entertainment, Inc., 5.875%, 2/15/2022		295,000	299,425
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	645,312
7.0%, 5/20/2022		485,000	503,187
APX Group, Inc., 6.375%, 12/1/2019		295,000	286,519
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	752,721
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		525,000	547,312
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	473,200
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	434,775
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		485,000	459,537
5.5%, 4/1/2023		770,000	763,501
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	582,900
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	169,538
Cablevision Systems Corp., 5.875%, 9/15/2022		240,000	230,400
Caleres, Inc., 144A, 6.25%, 8/15/2023		140,000	141,400
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		445,000	445,000
144A, 5.375%, 5/1/2025		335,000	325,369
144A, 5.875%, 5/1/2027		550,000	539,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	746,744
144A, 6.375%, 9/15/2020		1,310,000	1,286,092
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		355,000	358,727
Series B, 6.5%, 11/15/2022		525,000	542,325
Series A, 7.625%, 3/15/2020		85,000	87,125
Series B, 7.625%, 3/15/2020		865,000	895,275
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	35,723
CSC Holdings LLC, 5.25%, 6/1/2024		485,000	450,080
Dana Holding Corp., 5.5%, 12/15/2024		195,000	191,588
DISH DBS Corp.:
5.0%, 3/15/2023		460,000	406,240
6.75%, 6/1/2021		110,000	110,429
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		1,110,000	1,162,725
144A, 5.75%, 3/1/2023		350,000	366,625
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		400,000	400,200
Global Partners LP, 144A, 7.0%, 6/15/2023		270,000	251,100
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		1,000,000	1,058,500
Group 1 Automotive, Inc., 5.0%, 6/1/2022		545,000	540,912
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	297,975
7.5%, 7/15/2020		105,000	112,088
11.5%, 7/15/2020		280,000	320,600
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		195,000	196,950
iHeartCommunications, Inc.:
9.0%, 12/15/2019		205,000	192,956
11.25%, 3/1/2021		95,000	87,044
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,060,000	1,012,300
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		175,000	147,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		70,000	70,175
144A, 7.0%, 9/1/2020		470,000	498,200
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		330,000	327,113
Mediacom Broadband LLC:
5.5%, 4/15/2021		70,000	68,600
6.375%, 4/1/2023		610,000	606,950
Mediacom LLC, 7.25%, 2/15/2022		165,000	168,300
MGM Resorts International:
6.0%, 3/15/2023		300,000	304,500
6.75%, 10/1/2020		615,000	654,975
8.625%, 2/1/2019		770,000	860,244
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	152,869
Numericable-SFR:
144A, 4.875%, 5/15/2019		715,000	719,469
144A, 6.0%, 5/15/2022		1,070,000	1,070,000
Penske Automotive Group, Inc., 5.375%, 12/1/2024		700,000	701,750
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		210,000	223,650
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	297,950
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		25,000	24,500
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		400,000	385,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	178,650
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		165,000	174,694
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		310,000	323,175
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		135,000	139,050
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	411,887
Starz LLC, 5.0%, 9/15/2019		230,000	230,575
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	143,625
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		185,000	183,381
UCI International, Inc., 8.625%, 2/15/2019		165,000	135,300
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,356,300
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	270,875
144A, 8.5%, 10/15/2022		295,000	324,500
			31,244,538
Consumer Staples 2.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		1,000,000	852,796
Chiquita Brands International, Inc., 7.875%, 2/1/2021		59,000	63,720
Cott Beverages, Inc.:
5.375%, 7/1/2022		515,000	505,987
6.75%, 1/1/2020		195,000	202,313
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	523,750
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		710,000	715,325
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		220,000	213,400
144A, 7.25%, 6/1/2021		775,000	808,906
144A, 8.25%, 2/1/2020		240,000	252,900
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		205,000	209,612
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		155,000	156,163
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		75,000	58,500
Smithfield Foods, Inc., 6.625%, 8/15/2022		15,000	15,956
The WhiteWave Foods Co., 5.375%, 10/1/2022		205,000	211,919
			4,791,247
Energy 10.6%
Antero Resources Corp.:
5.125%, 12/1/2022		365,000	330,402
5.375%, 11/1/2021		320,000	294,400
144A, 5.625%, 6/1/2023		210,000	191,100
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		85,000	72,420
144A, 5.625%, 6/1/2024		125,000	104,315
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		285,000	145,350
6.75%, 11/1/2020		402,000	213,060
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	230,300
California Resources Corp.:
5.0%, 1/15/2020		150,000	118,095
5.5%, 9/15/2021		357,000	276,811
6.0%, 11/15/2024		145,000	107,518
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		275,000	247,500
Chaparral Energy, Inc., 7.625%, 11/15/2022		65,000	27,950
Chesapeake Energy Corp.:
5.75%, 3/15/2023		680,000	506,947
6.125%, 2/15/2021		50,000	38,719
6.625%, 8/15/2020		265,000	211,338
Concho Resources, Inc., 5.5%, 4/1/2023		575,000	568,048
Continental Resources, Inc., 3.8%, 6/1/2024		130,000	109,358
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		245,000	222,950
144A, 6.25%, 4/1/2023		100,000	90,500
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	502,500
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		740,000	692,055
144A, 8.125%, 9/15/2023		330,000	320,100
EP Energy LLC, 6.375%, 6/15/2023		245,000	208,250
EV Energy Partners LP, 8.0%, 4/15/2019		1,405,000	1,011,600
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		110,000	102,300
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	346,500
Holly Energy Partners LP, 6.5%, 3/1/2020		165,000	156,780
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	172,000
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	283,650
Linn Energy LLC, 6.25%, 11/1/2019		200,000	78,000
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		325,000	271,537
144A, 7.0%, 3/31/2024		835,000	682,612
Memorial Resource Development Corp., 5.875%, 7/1/2022		245,000	222,950
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		400,000	412,000
Newfield Exploration Co.:
5.375%, 1/1/2026		155,000	144,150
5.75%, 1/30/2022		305,000	300,806
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	665,000
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		620,000	514,600
6.875%, 1/15/2023		215,000	169,850
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	158,000
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		45,000	44,100
PT Pertamina Persero, 144A, 5.25%, 5/23/2021		410,000	413,075
Range Resources Corp., 144A, 4.875%, 5/15/2025		220,000	198,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		1,288,575	1,377,165
Regency Energy Partners LP:
5.0%, 10/1/2022		135,000	132,248
5.875%, 3/1/2022		35,000	36,017
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,250,000	1,218,035
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		50,000	46,500
RSP Permian, Inc., 144A, 6.625% , 10/1/2022		605,000	592,900
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	965,300
5.625%, 4/15/2023		220,000	213,675
144A, 5.625%, 3/1/2025		260,000	251,387
5.75%, 5/15/2024		675,000	659,812
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		85,000	78,200
Sunoco LP:
144A, 5.5%, 8/1/2020		170,000	169,150
144A, 6.375%, 4/1/2023		155,000	155,775
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	397,850
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		75,000	70,688
144A, 5.0%, 1/15/2018		540,000	534,600
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		370,000	351,500
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		500,000	509,250
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	105,000
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	181,500
Whiting Petroleum Corp.:
5.75%, 3/15/2021		385,000	344,575
6.25%, 4/1/2023		1,025,000	902,000
WPX Energy, Inc., 7.5%, 8/1/2020		545,000	523,407
			21,994,030
Financials 6.0%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	382,025
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,800,000	1,949,400
CIT Group, Inc., 3.875%, 2/19/2019		1,475,000	1,475,000
CNO Financial Group, Inc.:
4.5%, 5/30/2020		520,000	535,600
5.25%, 5/30/2025		165,000	170,156
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	513,750
Corpbanca SA, 144A, 3.875%, 9/22/2019		2,000,000	2,023,354
Credit Agricole SA, 144A, 7.875%, 1/29/2049		455,000	463,204
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		300,000	307,500
E*TRADE Financial Corp.:
4.625%, 9/15/2023		205,000	205,000
5.375%, 11/15/2022		180,000	188,100
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	242,400
(REIT), 5.375%, 4/1/2023		995,000	997,488
(REIT), 5.75%, 1/1/2025		180,000	180,000
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	437,306
(REIT), 6.875%, 5/1/2021		415,000	435,750
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	480,000
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	427,275
Societe Generale SA, 144A, 7.875%, 12/29/2049		735,000	737,756
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		360,000	362,250
			12,513,314
Health Care 7.8%
Alere, Inc., 144A, 6.375%, 7/1/2023		220,000	225,500
Community Health Systems, Inc.:
5.125%, 8/1/2021		75,000	77,063
6.875%, 2/1/2022		300,000	318,843
7.125%, 7/15/2020		2,715,000	2,871,112
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		110,000	113,586
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	287,138
144A, 5.75%, 1/15/2022		305,000	311,862
144A, 6.0%, 7/15/2023		240,000	249,600
144A, 6.0%, 2/1/2025		150,000	154,125
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	187,850
HCA, Inc.:
6.5%, 2/15/2020		1,700,000	1,878,500
7.5%, 2/15/2022		620,000	711,258
Hologic, Inc., 144A, 5.25%, 7/15/2022		110,000	112,063
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	375,037
LifePoint Health, Inc., 5.5%, 12/1/2021		385,000	401,122
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		185,000	186,850
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		205,000	206,128
6.75%, 6/15/2023		435,000	448,050
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	396,825
144A, 5.875%, 5/15/2023		360,000	367,200
144A, 6.125%, 4/15/2025		1,100,000	1,133,000
144A, 6.375%, 10/15/2020		320,000	333,600
144A, 6.75%, 8/15/2018		3,025,000	3,164,906
144A, 7.5%, 7/15/2021		1,455,000	1,562,306
			16,073,524
Industrials 9.4%
ADT Corp.:
3.5%, 7/15/2022		190,000	170,107
4.125%, 4/15/2019		65,000	65,975
5.25%, 3/15/2020		320,000	327,200
6.25%, 10/15/2021		235,000	242,637
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		690,000	726,225
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	695,275
Air Lease Corp., 4.75%, 3/1/2020		415,000	439,394
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		280,000	235,200
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		395,000	389,075
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	497,425
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		340,000	253,300
144A, 6.0%, 10/15/2022		355,000	266,250
144A, 7.5%, 3/15/2025		105,000	79,538
144A, 7.75%, 3/15/2020		1,700,000	1,419,500
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		165,000	167,063
Casella Waste Systems, Inc., 7.75%, 2/15/2019		540,000	538,650
CNH Industrial Capital LLC, 144A, 3.875%, 7/16/2018		400,000	398,500
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	287,625
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		385,000	409,062
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	201,600
DP World Ltd., 144A, 6.85%, 7/2/2037		500,000	538,125
DR Horton, Inc., 4.0%, 2/15/2020		100,000	100,500
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		800,000	350,000
EnerSys, 144A, 5.0%, 4/30/2023		55,000	53,075
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		300,000	302,250
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	309,750
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	374,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		245,000	199,700
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		415,000	428,487
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	231,150
Meritor, Inc.:
6.25%, 2/15/2024		285,000	276,094
6.75%, 6/15/2021		400,000	406,000
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	176,750
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,150,000	954,500
Nortek, Inc., 8.5%, 4/15/2021		315,000	337,444
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		280,000	285,600
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	219,675
5.375%, 3/1/2025		25,000	25,000
Ply Gem Industries, Inc., 6.5%, 2/1/2022		525,000	514,782
SBA Communications Corp., 5.625%, 10/1/2019		285,000	299,072
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	402,187
Titan International, Inc., 6.875%, 10/1/2020		675,000	604,125
TransDigm, Inc.:
6.0%, 7/15/2022		350,000	344,802
6.5%, 7/15/2024		210,000	205,275
7.5%, 7/15/2021		1,095,000	1,166,175
Triumph Group, Inc., 5.25%, 6/1/2022		175,000	171,500
United Rentals North America, Inc.:
4.625%, 7/15/2023		175,000	172,156
6.125%, 6/15/2023		35,000	35,700
7.625%, 4/15/2022		455,000	490,262
USG Corp., 144A, 5.5%, 3/1/2025		10,000	9,950
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		255,000	241,613
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		265,000	261,025
144A, 7.875%, 9/1/2019		255,000	270,300
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		610,000	590,937
144A, 4.75%, 4/29/2025		235,000	222,663
			19,380,225
Information Technology 4.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	146,650
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,255,000	1,319,319
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		425,000	414,995
144A, 6.125%, 11/1/2023		120,000	118,937
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		340,000	277,950
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		425,000	314,500
Cardtronics, Inc., 5.125%, 8/1/2022		175,000	168,438
CDW LLC:
5.5%, 12/1/2024		355,000	351,450
6.0%, 8/15/2022		160,000	167,800
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	359,662
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	217,687
First Data Corp.:
144A, 6.75%, 11/1/2020		1,579,000	1,661,897
144A, 8.75%, 1/15/2022		660,000	694,650
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	397,100
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		240,000	225,000
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023		110,000	106,402
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	423,000
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		250,000	233,125
NCR Corp.:
5.875%, 12/15/2021		75,000	76,313
6.375%, 12/15/2023		190,000	194,988
Open Text Corp., 144A, 5.625%, 1/15/2023		200,000	200,000
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		155,000	141,050
Sanmina Corp., 144A, 4.375%, 6/1/2019		35,000	35,131
			8,246,044
Materials 8.5%
ArcelorMittal SA, 5.125%, 6/1/2020		70,000	69,125
Ardagh Packaging Finance PLC:
144A, 3.286% **, 12/15/2019		490,000	480,200
144A, 6.75%, 1/31/2021		340,000	346,800
Ball Corp., 5.25%, 7/1/2025		275,000	273,625
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	580,500
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	177,600
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,319,500
Chemours Co.:
144A, 6.625%, 5/15/2023		500,000	435,000
144A, 7.0%, 5/15/2025		95,000	81,225
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		215,000	210,163
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		335,000	348,400
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		460,000	446,200
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		200,000	143,000
144A, 7.0%, 2/15/2021		630,000	444,150
Greif, Inc., 7.75%, 8/1/2019		870,000	958,087
Hexion, Inc.:
6.625%, 4/15/2020		805,000	750,662
8.875%, 2/1/2018		245,000	213,150
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	420,675
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	1,815,450
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	411,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	382,200
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		235,000	227,558
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,720,000	3,836,250
6.875%, 2/15/2021		760,000	796,100
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	120,000
144A, 5.125%, 12/1/2024		60,000	60,712
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		285,000	275,025
Tronox Finance LLC:
6.375%, 8/15/2020		275,000	225,500
144A, 7.5%, 3/15/2022		250,000	201,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,414,603
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	106,313
144A, 5.625%, 10/1/2024		55,000	56,719
			17,626,742
Telecommunication Services 12.7%
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	240,600
144A, 7.875%, 12/15/2019		335,000	350,075
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	367,663
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	7,000,000	407,152
B Communications Ltd., 144A, 7.375%, 2/15/2021		370,000	395,900
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,470,014
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	144,639
Series T, 5.8%, 3/15/2022		550,000	521,812
Series W, 6.75%, 12/1/2023		405,000	393,863
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		600,000	574,500
CommScope, Inc.:
144A, 4.375%, 6/15/2020		135,000	136,181
144A, 5.0%, 6/15/2021		350,000	345,695
CyrusOne LP:
6.375%, 11/15/2022		145,000	148,263
144A, 6.375%, 11/15/2022		250,000	255,625
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		355,000	309,294
144A, 8.25%, 9/30/2020		1,703,000	1,575,275
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	357,825
144A, 7.0%, 2/15/2020		200,000	199,000
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	146,064
6.875%, 1/15/2025		680,000	575,450
7.125%, 1/15/2023		1,925,000	1,738,275
8.5%, 4/15/2020		130,000	133,575
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		990,000	1,079,100
7.625%, 6/15/2021		335,000	366,406
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		600,000	528,000
7.5%, 4/1/2021		1,770,000	1,714,687
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	752,655
144A, 5.375%, 5/1/2025		225,000	217,406
6.125%, 1/15/2021		230,000	240,925
7.0%, 6/1/2020		550,000	578,875
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		500,000	472,500
Plantronics, Inc., 144A, 5.5%, 5/31/2023		110,000	110,550
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	339,904
144A, 9.0%, 11/15/2018		1,085,000	1,208,419
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,225,214
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		155,000	159,844
6.375%, 3/1/2025		542,000	553,924
6.625%, 11/15/2020		600,000	621,000
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		2,000,000	1,971,352
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,042,750
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		144,000	154,620
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		445,500	473,901
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		390,000	378,300
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	305,225
Windstream Services LLC:
7.75%, 10/15/2020		115,000	102,350
7.75%, 10/1/2021		620,000	505,306
Zayo Group LLC:
144A, 6.0%, 4/1/2023		200,000	199,740
144A, 6.375%, 5/15/2025		275,000	272,250
			26,361,943
Utilities 3.2%
Calpine Corp.:
5.375%, 1/15/2023		290,000	279,763
5.75%, 1/15/2025		290,000	280,938
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		700,000	698,250
Dynegy, Inc.:
7.375%, 11/1/2022		275,000	284,625
7.625%, 11/1/2024		485,000	504,788
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		400,000	394,000
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,600,000	1,662,704
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		1,000,000	936,250
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	226,625
NRG Energy, Inc.:
6.25%, 5/1/2024		1,050,000	997,500
7.875%, 5/15/2021		275,000	283,937
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		125,000	118,125
			6,667,505
Total Corporate Bonds (Cost $171,477,110)			164,899,112
Asset-Backed 2.9%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3.827%, 7/18/2027		1,125,000	1,063,487
Babson CLO Ltd., "D", Series 2015-2A, 144A, 3.894%, 7/20/2027		2,000,000	1,986,240
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3.672%, 7/20/2026		1,500,000	1,409,115
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.039% **, 10/15/2023		1,500,000	1,499,960

Total Asset-Backed (Cost $6,009,233)			5,958,802
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corp., "ZP", Series 4490, 4.0%, 7/15/2045		739,338	739,287
Federal National Mortgage Association, "PZ", Series 2010-129, 4.5%, 11/25/2040		788,048	915,600
Total Collateralized Mortgage Obligations (Cost $1,566,584)			1,654,887
Government & Agency Obligations 8.4%
Other Government Related (b) 0.8%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		700,000	654,500
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	990,910
			1,645,410
Sovereign Bonds 7.6%
Dominican Republic, 144A, 5.5%, 1/27/2025		300,000	297,000
Gabonese Republic, 144A, 6.95%, 6/16/2025		470,000	421,026
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,048,750
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	230
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	478,100
Republic of Chile, 3.125%, 3/27/2025		375,000	378,187
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	375,000
Republic of El Salvador:
144A, 6.375%, 1/18/2027		350,000	330,750
144A, 7.65%, 6/15/2035		500,000	483,750
Republic of Hungary:
4.0%, 3/25/2019		800,000	831,082
Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	211,799
Republic of Panama:
3.75%, 3/16/2025		1,030,000	1,006,825
9.375%, 1/16/2023		2,610,000	3,569,175
Republic of Paraguay, 144A, 6.1%, 8/11/2044		200,000	201,000
Republic of Peru, 4.125%, 8/25/2027		500,000	496,250
Republic of Slovenia:
144A, 4.75%, 5/10/2018		800,000	849,960
144A, 5.5%, 10/26/2022		2,200,000	2,469,271
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	4,700,000	358,309
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	986,250
Republic of Uruguay, 5.1%, 6/18/2050		120,000	109,950
United Mexican States, 4.6%, 1/23/2046		800,000	730,000
ZAR Sovereign Capital Fund Propriety Ltd., 144A, 3.903%, 6/24/2020		185,000	185,694
			15,818,358
Total Government & Agency Obligations (Cost $17,604,288)			17,463,768
Loan Participations and Assignments 38.8%
Senior Loans **
Consumer Discretionary 12.7%
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.75%, 12/12/2021		1,559,855	1,560,050
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,574,034	3,569,138
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,336,080	1,335,573
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,502,370	1,497,682
CSC Holdings, Inc., Term Loan B, 2.698%, 4/17/2020		3,526,352	3,485,588
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		2,933,333	2,946,152
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		3,275,049	3,275,213
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		533,634	533,485
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,507,193	1,510,335
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		3,242,204	3,187,508
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,319,450	3,318,072
			26,218,796
Consumer Staples 3.3%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		2,657,106	2,647,564
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		1,136,077	1,131,680
Term Loan H, 3.0%, 4/29/2020		2,547,588	2,533,895
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		607,313	610,729
			6,923,868
Energy 1.0%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,286,704	2,145,215
Financials 1.0%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		510,000	501,498
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		1,575,000	1,576,378
			2,077,876
Health Care 4.3%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		796,950	798,046
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		281,649	281,752
Term Loan H, 4.0%, 1/27/2021		518,226	520,201
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		3,963,960	3,964,792
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,181,963	1,182,258
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,088,490	1,087,026
Term Loan B, 3.75%, 12/11/2019		1,015,563	1,013,943
			8,848,018
Industrials 3.9%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		844,364	849,958
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		3,480,257	3,451,545
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,792,320	1,777,282
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		1,983,243	1,975,191
			8,053,976
Information Technology 1.1%
First Data Corp., Term Loan, 4.2%, 3/24/2021		1,775,000	1,775,311
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		503,609	503,609
			2,278,920
Materials 5.1%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,737,350	2,721,953
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,785,349	1,781,564
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		2,939,850	2,901,470
Term Loan E, 3.75%, 1/6/2021		1,098,075	1,090,965
MacDermid, Inc.:
First Lien Term Loan, 4.5%, 6/7/2020		808,500	808,245
Term Loan B2, 4.75%, 6/7/2020		1,271,805	1,274,984
			10,579,181
Telecommunication Services 1.5%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		53,763	53,650
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		620,000	614,770
Term Loan B, 4.0%, 1/15/2020		1,670,000	1,671,829
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		790,160	733,861
			3,074,110
Utilities 4.9%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		6,345,000	6,278,599
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		3,986,571	3,937,576
			10,216,175

Total Loan Participations and Assignments (Cost $80,923,984)			80,416,135
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $422,175)		428,424	596,023
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $464,441)		675,000	622,688
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		7	10,578
Industrials 0.0%
Congoleum Corp.*		7,900	0
Quad Graphics, Inc.		109	1,574
			1,574
Materials 0.0%
GEO Specialty Chemicals, Inc.*		46,639	24,910
GEO Specialty Chemicals, Inc. 144A*		649	347
			25,257

Total Common Stocks (Cost $114,610)			37,409
Preferred Stock 0.2%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $415,013)		448	455,238
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $87,876)		400	1,114
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $44,415)		900,000	998
		Shares	Value ($)
Cash Equivalents 3.3%
Central Cash Management Fund, 0.11% (d) (Cost $6,854,566)		6,854,566	6,854,566
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $285,984,295) †		134.6	278,960,740
Other Assets and Liabilities, Net		3.4	7,041,500
Notes Payable		(38.0)	(78,760,000)
Net Assets		100.0	207,242,240

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	400,000	242,876	394,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $286,023,361. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $7,062,621. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,077,610 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,140,231.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	26,381	10,578	0.01

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At August 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	900,000[1]	4/20/2016	32,085	(222)

(e) Unrealized appreciation on written options on interest rate swap contracts at August 31, 2015 was $31,863.
At August 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	280,000[2]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	27,625	25,849	1,776
1/21/2015 3/20/2020	355,000[3]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	55,919	51,430	4,489
6/20/2013 9/20/2018	1,000,000[4]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	60,873	36,278	24,595
Total unrealized appreciation					30,860

(f)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Nomura International PLC
2	Barclays Bank PLC
3	Credit Suisse
4	Bank of America

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at August 31, 2015 is 0.33%.
At August 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	7,194,700	USD	438,063	11/17/2015	9,958	Barclays Bank PLC

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$164,899,112	$—	$164,899,112
Asset-Backed	—	5,958,802	—	5,958,802
Collateralized Mortgage Obligations	—	1,654,887	—	1,654,887
Government & Agency Obligations	—	17,463,768	—	17,463,768
Loan Participations and Assignments	—	80,416,135	—	80,416,135
Convertible Bond	—	—	596,023	596,023
Preferred Security	—	622,688	—	622,688
Common Stocks (h)	1,574	—	35,835	37,409
Preferred Stock	—	455,238	—	455,238
Warrants	—	—	1,114	1,114
Short-Term Investments	6,854,566	—	—	6,854,566
Derivatives (i)
Purchased Options	—	998	—	998
Credit Default Swap Contracts	—	30,860	—	30,860
Forward Foreign Currency Exchange Contracts	—	9,958	—	9,958

Total	$6,856,140	$271,512,446	$632,972	$279,001,558

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Written Options	$—	$(222)	$—	$(222)
Total	$—	$(222)	$—	$(222)

During the period ended August 31, 2015, the amount of transfers between Level 3 and Level 2 was $611,160. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ 30,860	$ —	$ —
Foreign Exchange Contracts	$ —	$ 9,958	$ —
Interest Rate Contracts	$ —	$ —	$ (11,554)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015